Interest rate benchmark reform - Exposures with or without fallback clauses (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 398,779	£ 361,451
Financial assets at fair value through the income statement		213,568	191,972
Total financial assets		1,484,982	1,360,339
Debt securities in issue		(112,881)	(98,867)
Subordinated liabilities		(11,423)	(12,759)	£ (16,341)
Financial liabilities designated at fair value		(271,637)	(250,960)
Financial liabilities		(1,437,402)	(1,307,095)
Equity		(69,260)	(70,041)	(66,882)	£ (65,660)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity	[1]	(13,284)	(12,259)	£ (11,172)	£ (10,871)
IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,000
USD LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		8,659	15,812
Financial assets at fair value through the income statement		4,282	8,538
Total financial assets		12,941	24,536
Debt securities in issue		(9,062)	(6,137)
Subordinated liabilities		(1,132)	(1,088)
Financial liabilities designated at fair value		(1,740)	(212)
Financial liabilities		(11,934)	(7,437)
Standby facilities, credit lines and other commitments		68,118	42,767
Notional contract amount		5,070,393	5,449,603
USD LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,594,268	2,283,236
USD LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		84	461,680
USD LIBOR | IBOR reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		1,261	9,949
USD LIBOR | IBOR reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,137,245	2,228,399
USD LIBOR | IBOR reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		337,535	466,339
USD LIBOR | IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(1,786)	£ (3,374)
USD LIBOR | IBOR reform | With robust fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		7,770
Financial assets at fair value through the income statement		4,282
Total financial assets		12,052
Debt securities in issue		(9,062)
Subordinated liabilities		(1,132)
Financial liabilities designated at fair value		(1,740)
Financial liabilities		(11,934)
Standby facilities, credit lines and other commitments		64,632
Notional contract amount		5,013,852
USD LIBOR | IBOR reform | With robust fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,538,218
USD LIBOR | IBOR reform | With robust fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		84
USD LIBOR | IBOR reform | With robust fallback clause | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		770
USD LIBOR | IBOR reform | With robust fallback clause | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,137,245
USD LIBOR | IBOR reform | With robust fallback clause | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		337,535
USD LIBOR | IBOR reform | With robust fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(1,786)
USD LIBOR | IBOR reform | Without robust fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		889
Financial assets at fair value through the income statement		0
Total financial assets		889
Debt securities in issue		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Financial liabilities		0
Standby facilities, credit lines and other commitments		3,486
Notional contract amount		56,541
USD LIBOR | IBOR reform | Without robust fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		56,050
USD LIBOR | IBOR reform | Without robust fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
USD LIBOR | IBOR reform | Without robust fallback clause | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		491
USD LIBOR | IBOR reform | Without robust fallback clause | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
USD LIBOR | IBOR reform | Without robust fallback clause | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
USD LIBOR | IBOR reform | Without robust fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		£ 0

[1]	For further details refer to Note 28.